Deferred Revenue (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Deferred Revenue
Schedule of deferred revenue

The following table summarizes the Company’s deferred revenue (in thousands):

	June 30,	December 31,
	2026	2025
Non-refundable entrance fees	$695,511	$669,528
Other deferred revenue	3,734	3,479
Deferred revenue	$699,245	$673,007

The opening and closing balances of non-refundable entrance fees were as follows (in thousands):

Closing balance - December 31, 2024	$615,723
Additions(1)	152,717
Amortization(2)	(98,912)
Closing balance - December 31, 2025	$669,528
Additions(1)	75,631
Acquisitions	5,362
Amortization(2)	(55,010)
Closing balance - June 30, 2026	$695,511
(1)	During the three months June 30, 2026, the Company collected non-refundable entrance fees of $41 million. During the three and six months ended June 30, 2025, the Company collected non- refundable entrance fees of $43 million and $71 million, respectively.
(2)	Amortization of non-refundable entrance fees is included within resident fees and services on the Combined and Consolidated Statements of Operations. During the three months ended June 30, 2026, the Company recognized amortization of $28 million. During the three and six months ended June 30, 2025, the Company recognized amortization of $24 million and $48 million, respectively.
The following table summarizes the Company’s entrance fee receivables, which are recognized in other assets on the Combined and Consolidated Balance Sheets (in thousands):

Closing balance - December 31, 2024	$61,273
Current year deferrals provided	99,960
Receipts applied to entrance fee commitments	(87,857)
Closing balance - December 31, 2025	$73,376
Current year deferrals provided	53,160
Receipts applied to entrance fee commitments	(55,273)
Closing balance - June 30, 2026	$71,263

The following table summarizes the Company’s deferred revenue (in thousands):

	December 31,
	2025	2024
Non-refundable entrance fees	$669,528	$615,723
Other deferred revenue	3,479	1,031
Deferred revenue	$673,007	$616,754

Schedule of entrance fee receivables

The opening and closing balances of non-refundable entrance fees were as follows (in thousands):

Opening balance – December 31, 2023	$562,026
Additions	142,692
Amortization(1)	(88,995)
Closing balance – December 31, 2024	$615,723
Additions	152,717
Amortization(1)	(98,912)
Closing balance – December 31, 2025	$669,528
(1)	Amortization of non-refundable entrance fees is included within resident fees and services on the Combined and Consolidated Statements of Operations.
The following table summarizes the Company’s entrance fee receivables, which are recognized in other assets on the Combined and Consolidated Balance Sheets (in thousands):

Opening balance – December 31, 2023	$42,733
Current year deferrals provided	91,508
Receipts applied to entrance fee commitments	(72,968)
Closing balance – December 31, 2024	$61,273
Current year deferrals provided	99,960
Receipts applied to entrance fee commitments	(87,857)
Closing balance – December 31, 2025	$73,376